13003703

THE NASDAQ OMX GROUP

Received SEC

DEC 17 2013

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

001-36229

December 17, 2013

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 9, 2013 The Nasdaq Stock Market (the "Exchange") received from Cambridge Capital Acquisition Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.0001 per share
Units, each consisting of one share of Common Stock and one Warrant
Warrants, each to purchase one share of Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery